Financial Instruments (Derivatives Not Designated as Hedging Instruments Contract Amount) (Detail) - Not Designated as Hedging Instrument - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 30,440	¥ 66,617
Foreign exchange forward contracts
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	1,503	2,965
Foreign currency option contracts
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 28,937	¥ 63,652